STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2025
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

19.  STOCK-BASED COMPENSATION PLANS

(a)	Ultimate parent corporation stock option plan

Under a stock option plan established by the ultimate parent corporation, 26,000,000 Quebecor Inc. Class B Subordinate Voting Shares (“Quebecor Class B Shares”) have been set aside for directors, officers, senior employees, and other key employees of the ultimate parent corporation and those of the Corporation. The exercise price of each option is equal to the weighted average trading price of the Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. As per the provisions of the plan, options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. The Board of Directors of the ultimate parent corporation may, at its discretion, affix different vesting periods at the time of each grant. Thus, since 2018, when granting options, the Board of Directors of Quebecor has determined that the options would vest equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. In addition, since 2023, options with predetermined performance criteria have been granted and these options would vest equally over three years, if the performance criteria are met. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Quebecor Class B Shares at the corresponding option exercise price or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. Holders of options have committed to obtain the consent of the ultimate parent corporation before exercising their right to subscribe to the shares for which they exercise their options.

19.  STOCK-BASED COMPENSATION PLANS (continued)

(a)Ultimate parent corporation stock option plan (continued)

The following table gives details on changes to outstanding options for the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	3,728,227	$31.14	2,741,560	$31.43
Granted	1,465,000	43.58	1,060,000	29.82
Transferred	—	—	450,000	31.91
Exercised	(704,991)	31.52	(91,666)	30.44
Cancelled	—	—	(431,667)	30.67
Balance at end of year	4,488,236	$35.14	3,728,227	$31.14

Vested options at end of year	397,530	$32.15	559,920	$32.01

During the year ended December 31, 2025, 704,991 stock options of Quebecor were exercised for a cash consideration of $5.0 million (91,666 stock options for a cash consideration of $0.3 million in 2024).

As of December 31, 2025, exercise prices of all outstanding options were from $26.52 to $43.58 and the average years to maturity was 8.2.

(b)	Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plan was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the ultimate parent corporation stock option plan:

	December 31,		December 31,
	2025		2024
Risk-free interest rate	2.93%		3.06%
Distribution yield	2.71%		4.14%
Expected volatility	20.65%		22.19%
Expected remaining life	4.0	years	3.7	years

The expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

(c)	Liability for vested options

As of December 31, 2025, the liability for all vested options was $7.7 million as calculated using the intrinsic value ($0.4 million as of December 31, 2024).

19.  STOCK-BASED COMPENSATION PLANS (continued)

(d)	Consolidated stock-based compensation charge

For the year ended December 31, 2025, a $37.3 million charge was recorded related to all stock-based compensation plans (a $1.4 million charge in 2024 and a $2.9 million charge in 2023).